NOTE 10 – WARRANTS (Details Narrative) - USD ($)				1 Months Ended
	Mar. 12, 2020	Jan. 08, 2020	Dec. 09, 2019	Jul. 30, 2020	Jul. 23, 2020	Jan. 17, 2020	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2020
Peak One Warrant Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure				$ 750,000
Warrants and Rights Outstanding, Term									24 months
E M A Financial Warrant [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure							$ 106,540
Warrants and Rights Outstanding, Term			4 years 10 months 20 days
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate			58.11%
Peak One Warrant [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure							39,515
Warrants and Rights Outstanding, Term		4 years 9 months 10 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		57.51%
Crown Bridge Warrant [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure							17,443
Warrants and Rights Outstanding, Term						4 years 10 months 9 days
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 12.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate						57.97%
Armada [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure							$ 12,341
Warrants and Rights Outstanding, Term	4 years 9 months 10 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.29%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	61.54%
Crown Bridge Warrant Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure					$ 126,112
Warrants and Rights Outstanding, Term							4 years 10 months 24 days
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.00905
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.28%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					55.33%
Peak One Warrant Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure							$ 45,722
Warrants and Rights Outstanding, Term								4 years 11 months 1 day
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.27%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate				55.29%